Selling expenses	12 Months Ended
Dec. 31, 2024
Selling expenses
Selling expenses

Note 14     Selling expenses

Amounts in US$ ‘000	2024	2023	2022
Staff costs (Note 11)	497	466	410
Shared-based payment (Note 11)	14	17	—
Transportation (a)	10,387	9,022	4,881
Selling taxes and other	4,016	3,579	2,704
	14,914	13,084	7,995
a)	The rise in transportation costs in 2023 is mainly attributed to deliveries at different sales points in the CPO-5 Block in Colombia. Sales at the wellhead incur no selling costs but yield lower revenue, while transportation expenses for sales to alternative delivery points are recognized as selling expenses.